UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-07445

Name of Registrant:  SEI Asset Allocation Trust


Address of Principal Executive Offices:
                       One Freedom Valley Drive
                       Oaks, Pennsylvania 19456

Name and address of agent of service:
                       CT Corporation
                       155 Federal St.
                       Boston, MA 02110

Registrant's telephone number including area code:1-800-342-5734


Date of fiscal year end:
                       March 31

Date of reporting period:
                       07/01/2014    -   06/30/2015



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Registrant Name : SEI Asset Allocation Trust
Fund Name : AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CONSERVATIVE STRATEGY Allocation Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CONSERVATIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CORE MARKET STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CORE MARKET STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : DEFENSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : DEFENSIVE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MARKET GROWTH STRATEGY
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MARKET GROWTH STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MODERATE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MODERATE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : TAX-MANAGED AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.


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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: SEI Asset Allocation Trust
By:         Robert A. Nesher
Name:       Robert A. Nesher
Title:      President
Date:       Aug 12 2015